Condensed Financial Statements - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 54,133	$ 71,368	$ 115,401	$ 80,510
Other current assets	9,752	10,605
Total current assets	395,960	335,100
Non-current assets:
Other non-current assets	19,749	19,469
Total assets	742,535	663,854
Current liabilities:
Short-term borrowings	59,089	28,661
Convertible notes-current		35,864
Accrued liabilities	27,411	20,913
Other tax payable	1,581	2,196
Other current liabilities	6,910	5,785
Total current liabilities	147,421	142,753
Total liabilities	164,312	158,128
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,222	11,410
Additional paid-in capital	331,714	345,832
Accumulated deficit	188,604	103,159
Accumulated other comprehensive income	46,683	45,325
Total equity	578,223	505,726	392,830	280,133
Total liabilities and equity	742,535	663,854
Parent Company
Current assets:
Cash and cash equivalents	1,539	1,980	5,461	3,909
Dividends receivable	5,774	49,038
Other current assets	2,357	1,143
Total current assets	9,670	52,161
Non-current assets:
Investment in subsidiaries	568,879	511,913
Other non-current assets	41	115
Total assets	578,590	564,189
Current liabilities:
Short-term borrowings		20,000
Convertible notes-current		35,864
Accrued liabilities	311	494
Other tax payable	43	285
Other current liabilities	13	1,820
Total current liabilities	367	58,463
Total liabilities	367	58,463
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,222	11,410
Additional paid-in capital	331,715	345,832
Accumulated deficit	188,604	103,159
Accumulated other comprehensive income	46,682	45,325
Total equity	578,223	505,726	392,830	280,133
Total liabilities and equity	$ 578,590	$ 564,189